UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 95.9%		$94,354,839
(Cost $93,202,892)
Australia 2.8%		2,749,627
Commonwealth Bank of Australia	11,800	790,539
Sonic Healthcare, Ltd.	30,900	551,470
Telstra Corp., Ltd.	177,173	581,228
Westpac Banking Corp.	32,420	826,390
Canada 5.6%		5,477,177
Agrium, Inc. (A)	5,745	575,075
BCE, Inc.	46,200	2,168,537
Rogers Communications, Inc., Class B	25,500	1,325,980
Royal Bank of Canada	9,524	710,509
TELUS Corp.	19,300	697,076
France 6.1%		5,997,129
AXA SA	37,300	1,101,599
Cie Generale des Etablissements Michelin	6,800	920,965
Sanofi	9,000	857,601
SCOR SE	18,600	784,471
TOTAL SA	30,019	1,526,576
Vinci SA	9,000	805,917
Germany 8.2%		8,104,990
Allianz SE	5,900	1,257,632
BASF SE	11,400	1,085,279
Daimler AG	13,500	945,874
Deutsche Post AG	30,000	1,163,776
Deutsche Telekom AG	68,700	1,255,062
Muenchener Rueckversicherungs-Gesellschaft AG	7,800	1,675,435
Siemens AG	5,320	721,932
Italy 2.8%		2,789,912
Snam SpA	205,707	973,255
Terna Rete Elettrica Nazionale SpA	318,000	1,816,657
Netherlands 1.6%		1,560,115
Royal Dutch Shell PLC, ADR, Class A (A)	27,598	1,560,115
Norway 2.0%		1,975,388
Orkla ASA	88,500	911,643
Statoil ASA	56,600	1,063,745
Singapore 1.2%		1,149,096
Singapore Exchange, Ltd.	87,700	489,481
Singapore Telecommunications, Ltd.	225,300	659,615
Spain 2.0%		1,990,303
Gas Natural SDG SA	41,300	966,586
Red Electrica Corp. SA	47,785	1,023,717
Sweden 0.7%		694,909
Svenska Handelsbanken AB, A Shares	46,688	694,909
Switzerland 4.2%		4,071,723
Nestle SA	12,300	1,038,237
Novartis AG	10,390	884,996
Roche Holding AG	3,853	975,461

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND 2

	Shares	Value
Switzerland (continued)
Swisscom AG	2,400	$1,173,029
Taiwan 0.8%		775,873
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	21,576	775,873
United Kingdom 15.1%		14,886,004
AstraZeneca PLC, ADR (A)	39,460	1,190,903
BAE Systems PLC	152,300	1,208,322
British American Tobacco PLC	21,700	1,349,864
British American Tobacco PLC, ADR	10,047	628,113
Diageo PLC	24,800	800,965
GlaxoSmithKline PLC	63,000	1,254,139
Imperial Brands PLC	38,377	1,580,491
National Grid PLC	111,350	1,377,831
Sky PLC	73,681	939,001
SSE PLC	74,200	1,350,320
Unilever PLC	19,100	1,089,325
Vodafone Group PLC	722,100	2,116,730
United States 42.8%		42,132,593
AbbVie, Inc. (A)	15,300	1,069,623
Altria Group, Inc. (A)	21,600	1,403,352
Ameren Corp. (A)	21,900	1,228,590
American Electric Power Company, Inc.	7,601	536,175
Arthur J. Gallagher & Company (A)	10,400	611,416
AT&T, Inc. (A)	46,623	1,818,297
Automatic Data Processing, Inc. (A)	6,600	784,806
BlackRock, Inc. (A)	1,600	682,448
CenturyLink, Inc. (A)	21,700	504,959
Cisco Systems, Inc. (A)	30,725	966,301
CME Group, Inc. (A)	4,298	527,021
Dominion Energy, Inc. (A)	12,299	949,237
Duke Energy Corp. (A)	19,500	1,659,840
Eaton Corp. PLC	10,930	855,274
Emerson Electric Company (A)	12,320	734,395
Entergy Corp. (A)	14,300	1,097,096
Exxon Mobil Corp. (A)	13,300	1,064,532
Intel Corp.	16,531	586,355
Johnson & Johnson (A)	5,425	720,006
Kimberly-Clark Corp. (A)	7,400	911,384
Lockheed Martin Corp. (A)	2,300	671,899
McDonald’s Corp. (A)	6,503	1,008,875
Merck & Company, Inc. (A)	12,000	766,560
Microchip Technology, Inc.	2,700	216,108
Microsoft Corp. (A)	8,500	617,950
Occidental Petroleum Corp. (A)	21,000	1,300,530
People’s United Financial, Inc. (A)	61,400	1,070,816
PepsiCo, Inc.	5,600	653,016
Pfizer, Inc. (A)	29,575	980,707
Philip Morris International, Inc. (A)	14,500	1,692,295
PPL Corp. (A)	45,100	1,728,683
QUALCOMM, Inc. (A)	23,500	1,249,965
Regal Entertainment Group, Class A (A)	33,200	631,464
Texas Instruments, Inc. (A)	18,500	1,505,530
The Coca-Cola Company (A)	12,100	554,664
The Dow Chemical Company (A)	24,300	1,561,032

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND 3

	Shares	Value
United States (continued)
The Procter & Gamble Company (A)	10,900	$989,938
The Southern Company	15,100	723,743
United Parcel Service, Inc., Class B	8,795	970,001
Verizon Communications, Inc. (A)	39,525	1,913,010
Waste Management, Inc. (A)	7,384	554,908
WEC Energy Group, Inc. (A)	22,100	1,391,637
Wells Fargo & Company	12,387	668,155
	Par value^	Value
Short-term investments 0.8%		$777,000
(Cost $777,000)
Repurchase agreement 0.8%		777,000
Repurchase Agreement with State Street Corp. dated 7-31-17 at 0.340% to be repurchased at $777,007 on 8-1-17,
collateralized by $785,000 U.S. Treasury Notes, 2.125% due 2-29-24 (valued at $795,066, including interest)	777,000	777,000
Total investments (Cost $93,979,892)† 96.7%		$95,131,839
Other assets and liabilities, net 3.3%		3,241,978
Total net assets 100.0%		$98,373,817
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	A portion of this security is segregated as collateral for options. Total collateral value at 7-31-17 was $26,951,701.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $104,880,616. Net unrealized depreciation aggregated to $9,748,777, of which $3,139,472 related to appreciated investment securities and $12,888,249 related to depreciated investment securities.
The fund had the following sector composition as a percentage of net assets on 7-31-17:

Utilities	16.1%
Telecommunication services	14.5%
Consumer staples	13.8%
Financials	12.0%
Health care	9.5%
Industrials	7.8%
Energy	7.7%
Information technology	6.8%
Consumer discretionary	4.4%
Materials	3.3%
Short-term investments and other	4.1%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND 4

DERIVATIVES

WRITTEN OPTIONS

Options on index
Counterparty (OTC)/					Number
Exchange-	Name of		Exercise	Expiration	of	Notional
traded	issuer		price	date	contracts	amount	Premium	Value
Calls
Exchange-traded	NASDAQ 100 Stock Index	USD	5,925.00	Sep 2017	2	200	$22,798	$(18,600)
Exchange-traded	Russell 2000 Index	USD	1,530.00	Sep 2017	15	1,500	4,638	(1,388)
Exchange-traded	Russell 2000 Index	USD	1,450.00	Sep 2017	10	1,000	24,892	(18,250)
Exchange-traded	S&P 500 Index	USD	2,460.00	Aug 2017	12	1,200	7,070	(17,760)
Exchange-traded	S&P 500 Index	USD	2,490.00	Aug 2017	12	1,200	5,990	(3,630)
Exchange-traded	S&P 500 Index	USD	2,505.00	Aug 2017	11	1,100	4,061	(2,145)
Exchange-traded	S&P 500 Index	USD	2,500.00	Aug 2017	11	1,100	6,811	(6,811)
Exchange-traded	S&P 500 Index	USD	2,430.00	Sep 2017	40	4,000	183,881	(225,599)
Exchange-traded	S&P 500 Index	USD	2,575.00	Sep 2017	44	4,400	4,805	(3,960)
Exchange-traded	S&P 500 Index	USD	2,630.00	Oct 2017	17	1,700	1,942	(1,743)
							$266,888	$(299,886)
							$266,888	$(299,886)
Derivatives currency abbreviations
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND 5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common stocks
Australia	$2,749,627	—	$2,749,627	—
Canada	5,477,177	$5,477,177	—	—
France	5,997,129	—	5,997,129	—
Germany	8,104,990	—	8,104,990	—
Italy	2,789,912	—	2,789,912	—
Netherlands	1,560,115	1,560,115	—	—
Norway	1,975,388	—	1,975,388	—
Singapore	1,149,096	—	1,149,096	—
Spain	1,990,303	—	1,990,303	—
Sweden	694,909	—	694,909	—
Switzerland	4,071,723	—	4,071,723	—
Taiwan	775,873	775,873	—	—
United Kingdom	14,886,004	1,819,016	13,066,988	—
United States	42,132,593	42,132,593	—	—
Short-term investments	777,000	—	777,000	—
Total investments in securities	$95,131,839	$51,764,774	$43,367,065	—
Other financial instruments:
Written options	$(299,886)	$(299,886)	—	—

       6

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended July 31, 2017, the fund wrote option contracts to enhance potential gain and to hedge against anticipated changes in securities markets. The following tables summarize the fund's written options activities during the period ended July 31, 2017:

	Number of contracts	Premiums received
Outstanding, beginning of period	338	616,419
Options written	1,230	2,069,515
Options closed	(864)	(1,949,137)
Options exercised	—	—
Options expired	(530)	(469,909)
Outstanding, end of period	174	$266,888

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P14Q3	07/17
This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.		9/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)    Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

By:	Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 13, 2017